Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Note 9 — Goodwill and Intangible Assets, Net

The following table presents details of the Company’s total goodwill:

As of October 1, 2011	$1,739,732
Other	2,054

As of September 30, 2012	1,741,786
Goodwill resulting from an immaterial acquisition(1)	80,193
Other	(3,645)

As of September 30, 2013	$1,818,334

(1)	In allocating the total preliminary purchase price of Actix, based on estimated fair values, the Company recorded $80,193 of goodwill, $2,700 of in-process research and development (indefinite life), $27,200 of core technology amortized over approximately four years, $19,500 of customer relationships amortized over approximately four years and $2,200 of other intangible assets amortized over approximately five years.

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Estimated Useful Life (in years)	Gross	Accumulated Amortization	Net
September 30, 2013
Core technology	4-8	$408,256	$(344,251)	$64,005
Customer relationships	4-15	346,707	(267,252)	79,455
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	5-10	25,282	(14,716)	10,566

Total		$832,241	$(678,215)	$154,026

September 30, 2012
Core technology	4-8	$381,056	$(332,322)	$48,734
Customer relationships	6-15	327,207	(245,119)	82,088
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	2-10	23,082	(12,626)	10,456

Total		$783,341	$(642,063)	$141,278

The following table presents the amortization expense of the Company’s definite-lived purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2013	2012	2011
Cost of service	$1,609	$1,609	$1,609
Amortization of definite-lived purchased intangible assets	34,543	50,535	65,958

Total	$36,152	$52,144	$67,567

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. In calculating the fair value of the reporting unit, the Company uses its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill in fiscal 2013, 2012 and 2011.

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2013 is as follows:

Amount
Fiscal year:
2014	$37,425
2015	32,668
2016	29,521
2017	25,982
2018	16,855
Thereafter	11,575

Total	$154,026